Right of Use Assets - Schedule of Right of Use Assets (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Right-Of-Use Assets, Cost [Member]
Schedule of Right of Use Assets [Line Items]
As at beginning of the year/period	RM 307,323	$ 73,005	RM 307,323
Add: New lease recognized	1,475,012	350,392
Less: Termination	(105,860)	(25,147)
Less: Modification	(820)	(195)
As at end of the year/period	1,675,655	398,055	307,323
Right-Of-Use Assets, Accumulated Amortization [Member]
Schedule of Right of Use Assets [Line Items]
As at beginning of the year/period	137,297	32,615	82,041
Amortization of the year/period	62,867	14,934	55,256
Less: Termination	(73,311)	(17,415)
As at end of the year/period	126,853	30,134	137,297
Right-Of-Use Assets, Carrying Amount [Member]
Schedule of Right of Use Assets [Line Items]
As at beginning of the year/period	170,026	40,390	225,282
As at end of the year/period	RM 1,548,802	$ 367,921	RM 170,026